Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the years ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Learning services	1,513,960	2,441,421	3,084,375
Smart devices	539,962	980,424	1,256,446
Online marketing services	472,884	593,949	672,361

Total net revenues	2,526,806	4,015,794	5,013,182

Cost of revenues:
Learning services	716,504	980,700	1,172,703
Smart devices	355,970	618,925	765,641
Online marketing services	346,895	427,331	488,422

Total cost of revenues	1,419,369	2,026,956	2,426,766

Gross margin:
Learning services	53%	60%	62%
Smart devices	34%	37%	39%
Online marketing services	27%	28%	27%
Total gross margin	44%	50%	52%